Contingencies - Additional Information (Detail) (USD $)						12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Oct. 31, 2013 Threatened Litigation [Member] Proposed Foreign Corrupt Practices Act Settlement [Member]	Jul. 31, 2013 Threatened Litigation [Member] Proposed Foreign Corrupt Practices Act Settlement [Member]	Apr. 30, 2013 Threatened Litigation [Member] Proposed Foreign Corrupt Practices Act Settlement [Member]	Jan. 31, 2014 Threatened Litigation [Member] Proposed Foreign Corrupt Practices Act Settlement [Member] Minimum [Member] Scenario Forecast [Member]	Jan. 31, 2014 Threatened Litigation [Member] Proposed Foreign Corrupt Practices Act Settlement [Member] Maximum [Member] Scenario Forecast [Member]
Loss Contingencies [Line Items]
Loss contingency liability accrued, representing the initial estimate of the amount that may be required to disgorge to the SEC and interest					$ 4,800,000
Estimated Settlement Cost						10,400,000	16,000,000
Reserve for the settlement	$ 10,352,000	$ 3,715,000	$ 10,400,000	$ 4,800,000